Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Borrowings	Borrowings
The Group’s debt consists of interest-bearing borrowings from financial institutions and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 31 December 2024 and 31 December 2023 are as follows:

	31 December 2024	31 December 2023
Senior Bonds	—	549,411
2022 Convertible Bonds	—	155,914
Aztiq Convertible Bonds	—	80,663
Alvogen Facility	—	76,556
Senior Secured First Lien Term Loan Facility	990,744	—
Other borrowings	77,840	97,615
Total outstanding borrowings, net of debt issue costs	1,068,584	960,159
Less: current portion of borrowings	(32,702)	(38,025)
Total non-current borrowings	1,035,882	922,134
Senior Secured First Lien Term Loan Facility
On 7 June 2024, the Company entered into a $965.0 million senior secured first lien term loan facility, enabling the Company to improve cost of capital, address upcoming debt maturities in 2025 and add incremental cash to the statement of financial position. Upon the closing of the Secured Loan Facility, the Company was required to settle its existing debt obligations.
On 10 July 2024, the Company closed its previously executed Secured Loan Facility. The closing has allowed Alvotech to refinance outstanding debt obligations on 10 July 2024 and 11 July 2024, reducing the cost of capital and improving its overall debt maturity profile. The Secured Loan Facility, for $965.0 million in aggregate principal amount, matures in July 2029. The first tranche is a first lien $900.0 million term loan which bears an interest rate of SOFR plus 6.5% per annum (the "First Tranche Facility"). The second tranche is a $65.0 million first lien, second out term loan, which bears an interest rate of SOFR plus 10.5% per annum (the "Second Tranche Facility"). This resulted in the concurrent settlement of its existing debt obligations as described below.
The refinancing resulted in net cash proceeds of $140.5 million after transaction costs paid of $32.6 million. The Group has pledged key assets, including trade receivables, inventory, bank accounts, equity interests in its subsidiaries, intellectual property, equipment (1st lien pledge), and the manufacturing facility (2nd lien pledge) as collateral to secure the Secured Loan Facility.

Under the terms of the Secured Loan Facility, the First Tranche Facility includes payments of 0.25% of aggregated principal amount at the closing date that are due quarterly with a final maturity in July 2029 and the Group can elect payment-in-kind interest for any quarterly payment due on or before 30 June 2025, provided that if such election is made, the annual interest rate will increased by 0.75%. The Second Tranche Facility is a bullet loan with a final maturity in July 2029 and payment-in-kind interest.

The Group has the option, at any time, to prepay all or any part of the First Tranche Facility in exchange for the payment of the redemption premium pursuant to the terms of the Secured Loan Facility agreement at the time of such prepayment. The Group can elect to prepay the Second Tranche Facility once the First Tranche Facility has been repaid in full.
The Group is in compliance with all representations and non-financial covenants required by the Secured Loan Facility agreement.
As of 31 December 2024, the carrying amount of the Secured Loan Facility is $990.7 million.
Conversion of the 2022 Convertible Bonds and the Aztiq Convertible Bonds
On 26 June 2024, the Company announced that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. Similarly, some holders of the Aztiq Convertible Bonds decided to exercise similar conversion right into ordinary shares at the same conversion price. Based on the transaction date exchange rate, a total of approximately 22.1 million new shares were issued on 1 July 2024, corresponding to approximately $220.7 million of aggregate value of these bonds with accrued interests. The holders of the 2022 Convertible Bonds and the Aztiq Convertible Bonds that did not exercise their right to conversion obtained repayment from the Group in July 2024 upon settlement of the Secured Loan Facility.
A loss on extinguishment of financial liabilities of $58.3 million related to the conversion of existing debt obligations was recorded during the year ended 31 December 2024, including the following:
•Conversion of all the Tranche A and some of the Tranche B of the 2022 Convertible Bonds with a principal value of $195.2 million, and $0.6 million of accrued interest, resulting in a loss on extinguishment of $56.3 million; and
•Conversion of some of the Aztiq Convertible Bonds with a principal value of $24.5 million, and $0.4 million of accrued interest, resulting in a loss on extinguishment of $2.0 million.
Refinancing of existing debt obligations
As described above, the Company refinanced its outstanding debt obligations following the close of the Secured Loan Facility. This resulted in the extinguishment of the Senior Bonds, the Alvogen Facility, and a portion of other outstanding borrowings.
A loss on extinguishment of financial liabilities of $10.7 million related to the refinancing of existing debt obligations was recorded during the year ended 31 December 2024, including the following:
•Repayment of the Senior Bonds with a principal value of $550.8 million, and $4.7 million of accrued interest, resulting in a loss on extinguishment of $1 million;
•Repayment of the unconverted 2022 Convertible Bonds with a principal value of $43.7 million, and $0.5 million of accrued interest, resulting in a loss on extinguishment of $2.9 million; and
•Repayment of the unconverted Aztiq Convertible Bonds with a principal value of $72.4 million, and $1.0 million of accrued interest, resulting in a loss on extinguishment of $6.8 million.
Facility loans
The Group assumed the Facility loans as part of the asset acquisition for the manufacturing facility in Reykjavik. On 9 December 2022, the Group extinguished the assumed loans from Arion banki hf., with an outstanding balance of $30.9 million, with two new loans from Landsbankinn hf. for $48.8 million, with variable interest rate. The refinancing resulted in net cash proceeds of $17.2 million after transaction costs paid. The Group has pledged the facility as collateral to secure these loans (1st lien pledge), as further described in Note 12.

These two loans were denominated in Icelandic Krona and included a conversion clause to convert them into USD. The conversion of these two loans took place in March 2023.

Under the terms of the loan agreements after conversion, the first loan includes annuity payments that are due monthly with a final maturity in December 2029 and a variable interest rate of SOFR plus a margin of 4.75%. The second loan is a bullet loan with a final maturity in December 2027 and a variable interest rate of SOFR plus a margin of 3.75%
The Group determined that conversion to USD of the two loans was a substantial modification to loan agreements and accounted for the transaction as an extinguishment. No gain or loss was recognized as part of the extinguishment.
As part of securing the Secured Loan Facility in June 2024, the two loans have been merged into one loan with annuity payments that is due monthly with a final maturity in February 2030 and a variable interest rate of SOFR plus a margin of 4.05%.
As of 31 December 2024, the carrying amount of the Facility loans is $45.8 million, compared to $48.5 million as of 31 December 2023.
Other borrowings
On 22 February 2022, the Group entered into a credit facility agreement with Landsbankinn hf., which was amended in July 2024, with the ability to draw down an amount up to $18.3 million. The credit facility is in place to help finance equipment purchases in the future. Per the terms of the credit facility, the agreement expires on 1 September 2025 and the borrowings have a variable interest rate of USD SOFR plus a margin of 4.95%. As of 31 December 2024, the outstanding balance on the credit facility was $18.3 million, compared to $7.8 million as of 31 December 2023.
On 22 February 2022, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $3.2 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in February 2030. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2024, the outstanding balance on the loan was $2.2 million, compared to $2.5 million as of 31 December 2023.
On 5 August 2022, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $1.8 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in February 2030. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2024, the outstanding balance on the loan was $1.3 million, compared to $1.6 million as of 31 December 2023.
On 4 August 2023, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $11.5 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in July 2030. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2024, the outstanding balance on the loan was $9.7 million, compared to $11.0 million as of 31 December 2023.
The Group is in compliance with all representations and non-financial covenants required by these agreements. In addition, the Group has pledged equipment as collateral to secure these borrowings, as further described in Note 12.
Movements in the Group’s outstanding borrowings during the year ended 31 December 2024 are as follows:

2024
Borrowings, net at 1 January	960,159
Recognition of deferred debt issue costs	(32,601)
Accretion/derecognition of borrowings discount	13,127
Loss on extinguishment	69,047
Proceeds from new borrowings	1,064,958
Bonds converted to equity	(220,736)
Repayments of borrowings	(874,412)
Accrued interest	88,206
Amortization of deferred debt issue costs	3,614
Foreign currency exchange difference	(2,777)
Borrowings, net at 31 December	1,068,584
The table below details the changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated cash flow statement as cash flows from financing activities.

	1 January 2024	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	Conversion to equity	31 December 2024
2022 Convertible Bonds and Aztiq Convertible Bonds	236,577	(116,108)	761	80,829	21,454	(2,777)	(220,736)	—
Senior Bonds	549,411	(550,755)	—	1,344	—	—	—	—
Senior Secured First Lien Term Loan Facility	—	927,899	2,852		59,993			990,744
Other borrowings	97,615	(19,760)	—	—	(15)	—	—	77,840
Alvogen Facility	76,556	(83,330)	—	—	6,773	—	—	—
Borrowings, net	960,159	157,945	3,614	82,174	88,205	(2,777)		1,068,584
(a)This represents the proceeds from the Secured Loan Facility and the repayments of the existing borrowings in the cash flow statement as described above.
(b)Other changes include interest accruals and effects of interest payments including $60 million PIK interest from the Secured Loan Facility and $15.1 million of PIK interest converted to equity following the settlement of existing debt obligations.

	1 January 2023	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	31 December 2023
2022 Convertible Bonds and Aztiq Convertible Bonds	98,234	145,358	1,657	(36,071)	27,603	(204)	236,577
Senior Bonds	530,506	—	—	888	18,017	—	549,411
Other borrowings	71,242	25,102	—	—	(8)	1,279	97,615
Alvogen Facility	64,588	—	—	—	11,968	—	76,556
Borrowings, net	764,570	170,460	1,657	(35,183)	57,580	1,075	960,159
(a)The cash flows from bank loans, loans from related parties and other borrowings make up the net amount of proceeds from borrowings and repayments of borrowings in the cash flow statement.
(b)Other changes include interest accruals and payments.
The weighted-average interest rates of outstanding borrowings for the years ended 31 December 2024 and 31 December 2023 are 12.4% and 12.73%, respectively.
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 31 December 2024 are as follows:

31 December 2024
Within one year	32,702
Within two years	14,590
Within three years	14,784
Within four years	14,996
Thereafter	992,539
1,069,611